Restructuring and Other Costs - Schedule of Restructuring Charges Related to Active Restructuring Initiatives (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		$ 39.5	$ 113.4	$ 294.9
Restructuring and Related Cost, Cost Incurred to Date		568.9
Restructuring and Related Cost, Expected Cost		572.0
Net Property, Plant and Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		9.7	31.6	189.5
Restructuring and Related Cost, Cost Incurred to Date		256.3
Restructuring and Related Cost, Expected Cost		256.3
Severance and Other Employee Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		9.9	47.3	69.5
Restructuring and Related Cost, Cost Incurred to Date		197.5
Restructuring and Related Cost, Expected Cost		198.3
Equipment and Inventory Relocation Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		5.8	4.7	1.4
Restructuring and Related Cost, Cost Incurred to Date		14.5
Restructuring and Related Cost, Expected Cost		15.0
Facility Carrying Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		4.2	6.1	19.4
Restructuring and Related Cost, Cost Incurred to Date		40.1
Restructuring and Related Cost, Expected Cost		41.9
Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		9.9	23.7	15.1
Restructuring and Related Cost, Cost Incurred to Date		60.5
Restructuring and Related Cost, Expected Cost		60.5
Corporate, Non-Segment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		5.6	19.6	44.1
Restructuring and Related Cost, Cost Incurred to Date		117.5
Restructuring and Related Cost, Expected Cost		117.5
Corporate, Non-Segment [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost			0.1	1.2
Restructuring and Related Cost, Cost Incurred to Date		1.4
Restructuring and Related Cost, Expected Cost		1.4
Corporate, Non-Segment [Member] | Severance and Other Employee Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		0.8	14.8	36.9
Restructuring and Related Cost, Cost Incurred to Date		100.6
Restructuring and Related Cost, Expected Cost		100.6
Corporate, Non-Segment [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		4.8	4.7	6.0
Restructuring and Related Cost, Cost Incurred to Date		15.5
Restructuring and Related Cost, Expected Cost		15.5
Corrugated Packaging [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		11.6	13.8	234.8
Restructuring and Related Cost, Cost Incurred to Date		326.5
Restructuring and Related Cost, Expected Cost		328.7
Corrugated Packaging [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		2.9	1.5	186.5
Restructuring and Related Cost, Cost Incurred to Date		214.0
Restructuring and Related Cost, Expected Cost		214.0
Corrugated Packaging [Member] | Severance and Other Employee Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		1.9	5.8	19.2
Restructuring and Related Cost, Cost Incurred to Date		47.5
Restructuring and Related Cost, Expected Cost		48.1
Corrugated Packaging [Member] | Equipment and Inventory Relocation Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		3.4	2.2	1.1
Restructuring and Related Cost, Cost Incurred to Date		8.8
Restructuring and Related Cost, Expected Cost		9.1
Corrugated Packaging [Member] | Facility Carrying Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		3.3	5.4	18.9
Restructuring and Related Cost, Cost Incurred to Date		36.7
Restructuring and Related Cost, Expected Cost		38.0
Corrugated Packaging [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		0.1	(1.1)	9.1
Restructuring and Related Cost, Cost Incurred to Date		19.5
Restructuring and Related Cost, Expected Cost		19.5
Consumer Packaging [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		19.0	75.4	5.4
Restructuring and Related Cost, Cost Incurred to Date		106.4
Restructuring and Related Cost, Expected Cost		107.3
Consumer Packaging [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		6.8	28.2	1.8
Restructuring and Related Cost, Cost Incurred to Date		39.1
Restructuring and Related Cost, Expected Cost		39.1
Consumer Packaging [Member] | Severance and Other Employee Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		6.9	23.9	2.8
Restructuring and Related Cost, Cost Incurred to Date		35.7
Restructuring and Related Cost, Expected Cost		35.9
Consumer Packaging [Member] | Equipment and Inventory Relocation Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		2.4	2.5	0.3
Restructuring and Related Cost, Cost Incurred to Date		5.7
Restructuring and Related Cost, Expected Cost		5.9
Consumer Packaging [Member] | Facility Carrying Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		0.9	0.7	0.5
Restructuring and Related Cost, Cost Incurred to Date		3.4
Restructuring and Related Cost, Expected Cost		3.9
Consumer Packaging [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	[1]	2.0	20.1
Restructuring and Related Cost, Cost Incurred to Date	[1]	22.5
Restructuring and Related Cost, Expected Cost	[1]	22.5
Land and Development [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		3.3	4.6	10.6
Restructuring and Related Cost, Cost Incurred to Date		18.5
Restructuring and Related Cost, Expected Cost		18.5
Land and Development [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost			1.8
Restructuring and Related Cost, Cost Incurred to Date		1.8
Restructuring and Related Cost, Expected Cost		1.8
Land and Development [Member] | Severance and Other Employee Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		0.3	$ 2.8	$ 10.6
Restructuring and Related Cost, Cost Incurred to Date		13.7
Restructuring and Related Cost, Expected Cost		13.7
Land and Development [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		3.0
Restructuring and Related Cost, Cost Incurred to Date		3.0
Restructuring and Related Cost, Expected Cost		$ 3.0

[1]	Includes a $17.6 million impairment of a customer relationship intangible in fiscal 2017 related to an exited product line.